Cash and cash equivalents and short-term time deposits - Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 82,653	SFr 63,874	SFr 67,309	SFr 87,946
Short-term time deposits	10,405	85,565
CHF
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	69,624	54,127
Short-term time deposits	0	47,500
EUR
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	292	2,812
USD
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	12,660	6,695
Short-term time deposits	10,405	38,065
GBP
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 77	SFr 240